Consolidated Balance Sheets - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 926,862	$ 559,158
Accounts receivable, net	10,298
Inventory	778,186	97,636
Prepaid expenses and other current assets	210,754	539,592
Deferred offering cost	406,060	297,437
Total current assets	2,332,160	1,493,823
Property and equipment, net	853,033	9,595
Construction-in-progress		452,405
Deposits	22,703	3,178
Intangible assets	194,513	189,956
Operating lease right-of-use asset	152,752	158,451
Total assets	3,555,161	2,307,408
Current liabilities:
Accounts payable	946,585	436,011
Accrued expenses and other current liabilities	14,491	116,825
Lease liability, current portion	36,449	36,449
Note payable	70,000
Total current liabilities	1,067,525	589,285
Lease liability, net of current portion	116,302	122,002
Total liabilities	1,183,827	711,287
Commitments and contingencies (see Note 9)
Shareholders’ equity
Preferred shares, no par value - unlimited authorized, 0 shares issued and outstanding
Common shares, no par value - unlimited authorized, 6,188,754 and 5,804,254 shares issued and outstanding as of March 31, 2022 and December 31, 2021, respectively	6,272,808	4,357,943
Additional paid-in capital	276,207	195,501
Accumulated deficit	(4,151,645)	(2,921,325)
Accumulated other comprehensive loss	(26,036)	(35,998)
Total shareholders’ equity	2,371,334	1,596,121
Total liabilities and shareholders’ equity	$ 3,555,161	$ 2,307,408